UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2006 – JUNE 30, 2006

                      (Semi-Annual Shareholder Report)

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT

MANAGERS AMG FUNDS

•	TimesSquare Small Cap Growth Fund

•	TimesSquare Mid Cap Growth Fund

June 30, 2006

TimesSquare Small Cap Growth Fund

TimesSquare Mid Cap Growth Fund

Semi-Annual Report—June 30, 2006 (unaudited)

Page
ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	3

FUND SNAPSHOTS	4,10
Portfolio breakdown and top ten holdings at June 30, 2006

SCHEDULE OF PORTFOLIO INVESTMENTS	5,11

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	15
Fund balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	16
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	17
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	19
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	23
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS	30

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; reinvested dividends or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees and other Fund expenses. These Funds incur only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

About Your Fund’s Expenses (continued)

Six Months Ended June 30, 2006	Beginning Account Value 1/1/2006	Ending Account Value 6/30/2006	Expenses Paid During the Period*
TimesSquare Small Cap Growth Fund
Institutional Class Shares
Based on Actual Fund Return	$1,000	$1,099	$5.41
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$5.21

Premier Class Shares
Based on Actual Fund Return	$1,000	$1,098	$5.78
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$5.56
TimesSquare Mid Cap Growth Fund
Institutional Class Shares
Based on Actual Fund Return	$1,000	$1,056	$5.86
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$5.76

Premier Class Shares
Based on Actual Fund Return	$1,000	$1,057	$6.32
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$6.21

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Managers AMG Funds Performance

All periods ended June 30, 2006 (unaudited)

	Average Annual Total Returns
	Six Months	One Year	Three Years	Five Years	Since Inception	Inception Date
TimesSquare Small Cap Growth Fund
Institutional Class	9.85%	19.51%	17.95%	8.53%	7.29%	Jan-’00
Premier Class	9.83%	19.35%	17.78%	8.38%	7.14%	Jan-’00
Russell 2000 Growth Index	6.07%	14.58%	16.27%	3.49%	(2.47)%
TimesSquare Mid Cap Growth Fund
Institutional Class	5.61%	16.47%	—	—	12.89%	Mar-’05
Premier Class	5.71%	16.39%	—	—	12.74%	Mar-’05
Russell Mid Cap Growth Index	2.56%	13.04%	16.86%	4.76%	10.18%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

The listed returns on the Fund are net of expenses. From time to time the Fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns. Returns for less than one year are not annualized.

The Fund or Strategies are subject to risks associated with investments in small and mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money.

TimesSquare Small Cap Growth Fund

Fund Snapshots

June 30, 2006 (unaudited)

Portfolio Breakdown (% of net assets)

Top Ten Holdings

Security Name	Percentage of Net Assets
Alliance Data Systems Corp.*	3.5%
Pool Corp.*	2.9
West Corp.*	2.0
CapitalSource, Inc.*	1.9
Universal Compression Holdings, Inc.	1.9
Magellan Health Services, Inc.	1.9
Corporate Executive Board Co.*	1.8
Investors Financial Services Corp.*	1.6
Global Payments, Inc.	1.5
Denbury Resources, Inc.	1.5

Top Ten as a Group	20.5%

*	Top Ten Holding at December 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2006 (unaudited)

	Shares	Value
Common Stocks - 93.2%
Consumer Discretionary - 9.2%
Aaron Rents, Inc.	140,000[2]	$3,763,200
Advance Auto Parts, Inc.*	95,000[2]	2,745,500
ADVO, Inc.	125,800	3,095,939
Gaylord Entertainment Co., Class A*	136,000[2]	5,935,040
Hibbett Sporting Goods, Inc.*	105,000[2]	2,509,500
Marvel Entertainment, Inc.*	240,050[2]	4,801,000
MDC Partners, Inc.*	300,000	2,457,000
Monroe Muffler Brake, Inc.	80,000[2]	2,604,800
Orient-Express Hotels Ltd.	147,000[2]	5,709,480
Pool Corp.	400,637[2]	17,479,792
Williams Scotsman International, Inc.*	200,000	4,368,000
Total Consumer Discretionary		55,469,251
Consumer Staples - 3.6%
Central Garden & Pet Co.*	165,000	7,103,250
Herbalife Ltd.*	161,700	6,451,830
Inter Parfums, Inc.	200,000	3,444,000
United Natural Foods, Inc.*	152,900[2]	5,048,758
Total Consumer Staples		22,047,838
Energy - 7.3%
Denbury Resources, Inc.*	290,000[2]	9,184,300
Hydril Co.*	55,000[2]	4,318,600
Matador Resources Co.* [4]	125,000	3,375,000
Pioneer Drilling Co.*	231,100	3,568,184
Quicksilver Resources, Inc.*	126,900[2]	4,671,189
TODCO Class A	178,100[2]	7,275,385
Universal Compression Holdings, Inc.*	184,000	11,586,480
Total Energy		43,979,138
Financials - 11.3%
Assured Guaranty, Ltd.	170,000	4,312,900
CapitalSource, Inc.	498,181[2]	11,687,326

The accompanying notes are an integral part of these financial statements.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials (continued)
CB Richard Ellis Group, Inc.*	81,000	$2,016,900
Cohen & Steers, Inc.	150,100[2]	3,542,360
Investors Financial Services Corp.	213,000[2]	9,563,700
Jefferies Group, Inc.	230,000[2]	6,814,900
Markel Corp.*	26,000	9,022,000
Midwest Banc Holdings, Inc.	145,900[2]	3,246,275
optionsXpress, Inc.	180,000[2]	4,195,800
Primus Guaranty, Ltd.*	419,673[2]	4,658,370
Resource Capital Corp.	159,200	2,048,904
Seacoast Banking Corp.	163,000	4,340,690
UCBH Holdings, Inc.	175,000[2]	2,894,500
Total Financials		68,344,625
Healthcare - 18.5%
Adeza Biomedical Corp.*	35,000	490,700
Advisory Board Co., The*	120,000	5,770,800
Amedisys, Inc.*	100,000[2]	3,790,000
AtriCure, Inc.*	100,000	752,000
BioMarin Pharmaceutical, Inc.*	375,000[2]	5,388,750
Bio-Rad Laboratories, Inc.*	71,000	4,610,740
Conor Medsystems, Inc.*	185,000[2]	5,104,150
DaVita, Inc.*	173,074[2]	8,601,778
DJ Orthopedics, Inc.*	112,000[2]	4,124,960
Eclipsys Corp.*	188,000	3,414,080
Genesis HealthCare Corp.*	92,400	4,376,988
Haemonetics Corp.*	105,000[2]	4,883,550
Integra LifeSciences Holdings Corp.*	137,300[2]	5,328,613
Magellan Health Services, Inc.*	255,000	11,554,050
Matria Healthcare, Inc.*	145,000[2]	3,105,900
Pediatrix Medical Group, Inc.*	188,000	8,516,400
Pharmion Corp.*	200,000[2]	3,406,000
PolyMedica Corp.	151,165[2]	5,435,893
Respironics, Inc.*	215,000	7,357,300

The accompanying notes are an integral part of these financial statements.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care (continued)
Stereotaxis Inc.*	300,000[2]	$3,237,000
Symmetry Medical Inc.*	161,700[2]	2,490,180
Syneron Medical Ltd.*	180,000[2]	3,758,400
VCA Antech, Inc.*	210,000	6,705,300
Total Health Care		112,203,532

Industrials - 21.1%
American Reprographics Co.*	200,000[2]	7,250,000
Axsys Technologies, Inc.*	90,000	1,356,300
Beacon Roofing Supply, Inc.*	304,500[2]	6,702,045
ChoicePoint, Inc.*	200,000[2]	8,354,000
Corporate Executive Board Co.	107,400	10,761,480
CoStar Group, Inc.*	116,300[2]	6,958,229
Dionex Corp.*	115,000[2]	6,285,900
Educate, Inc.*	62,400[2]	477,984
Huron Consulting Group, Inc.*	152,000[2]	5,333,680
Jackson Hewitt Tax Service, Inc.	205,000[2]	6,426,750
Mobile Mini, Inc.*	310,000[2]	9,070,600
MTC Technologies, Inc.*	130,400[2]	3,081,352
Nuco2, Inc.*	110,000[2]	2,644,400
Orbital Sciences Corp.*	325,000[2]	5,245,500
Pacer International, Inc.	127,000	4,137,660
Portfolio Recovery Associates, Inc.*	107,000[2]	4,889,900
RBC Bearings, Inc.*	100,000[2]	2,270,000
Resources Connection, Inc.*	330,040[2]	8,257,601
Si International, Inc.*	147,000[2]	4,507,020
Stericycle, Inc.*	95,800[2]	6,236,580
UTI Worldwide, Inc.	224,400[2]	5,661,612
West Corp.*	250,000	11,977,500
Total Industrials		127,886,093

Information Technology - 21.1%
Alliance Data Systems Corp.*	355,000[2]	20,881,100
Alvarion, Ltd.*	400,000[2]	2,456,000

The accompanying notes are an integral part of these financial statements.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology (continued)
Atheros Communications*	75,000[2]	$1,422,000
ATMI, Inc.*	154,700[2]	3,808,714
Cogent Inc.*	130,300[2]	1,963,621
Cognex Corp.	192,200	5,002,966
CSG Systems International, Inc.*	127,000[2]	3,141,980
Cymer, Inc.*	130,000[2]	6,039,800
Dolby Laboratories, Inc.*	170,000[2]	3,961,000
Global Payments, Inc.	193,000	9,370,150
Heartland Payment Systems, Inc.*	59,900[2]	1,670,012
Henry (Jack) & Associates, Inc.	365,000[2]	7,175,900
Hittite Microwave Corp.	61,000	2,205,760
J2 Global Communications, Inc.*	165,000[2]	5,151,300
M Systems Flash Disk Pioneers Ltd.*	78,000[2]	2,311,140
MICROS Systems, Inc.*	150,000[2]	6,552,000
Microsemi Corp.*	255,000	6,216,900
PMC - Sierra, Inc.*	320,000[2]	3,008,000
RADVision Ltd.*	170,000	2,709,800
Semtech Corp.*	236,500[2]	3,417,425
TRX, Inc.*	339,300	3,057,093
Varian Semiconductor Equipment Associates, Inc.*	222,600[2]	7,258,986
Verint Systems, Inc.*	110,000	3,210,900
ViaSat, Inc.*	53,400	1,371,312
Volterra Semiconductor Corp.*	183,000[2]	2,792,580
Wind River Systems, Inc.*	377,200	3,357,080
Wright Express Corp.*	283,500[2]	8,147,790
Total Information Technology		127,661,309
Materials - 0.8%
Martin Marietta Materials, Inc.	50,000	4,557,500
Telecommunication Services - 0.3%
WiderThan Co. Ltd*	150,000	1,543,500
Total Common Stocks (cost $464,380,496)		563,692,786

The accompanying notes are an integral part of these financial statements.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 31.7%[1]
iShares Russell 2000 Growth Index Fund	70,000	$5,145,700
Bank of New York Institutional Cash Reserves Fund, 5.22% [3]	151,803,909	151,803,909
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.98%	34,961,071	34,961,071
Total Other Investment Companies (cost $191,656,440)		191,910,680
Total Investments - 124.9% (cost $656,036,936)		755,603,466
Other Assets, less Liabilities - (24.9)%		(150,751,739)
Net Assets - 100.0%		$604,851,727

Note: Based on the cost of investments of $656,036,936 for Federal income tax purposes at June 30, 2006, the aggregate gross unrealized appreciation and depreciation were $120,073,103 and $20,506,573 respectively, resulting in net unrealized appreciation of investments of $99,566,530.

*	Non-income-producing security.
[1]	Yield shown for an investment company represents the June 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares, amounting to a market value of $148,983,880 or 24.6% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Private Placement: New or secondary issue of stock sold directly to a group of investors. The security’s public resale is restricted until it is negotiated with the SEC under the Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.

TimesSquare Mid Cap Growth Fund

Fund Snapshots

June 30, 2006 (unaudited)

Portfolio Breakdown (% of net assets)

Top Ten Holdings

Security Name	Percentage of Net Assets
DaVita, Inc.*	5.5%
CapitalSource, Inc.*	4.5
American Tower Corp.*	3.3
Alliance Data Systems Corp.*	3.2
Amdocs, Ltd.*	2.7
Pool Corp.*	2.7
Shire Pharmaceuticals PLC	2.2
Countrywide Financial Corp.	2.1
Autoliv, Inc.*	2.1
Martin Marietta Materials, Inc.	2.1

Top Ten as a Group	30.4%

*	Top Ten Holding at December 31, 2005

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2006 (unaudited)

	Shares	Value
Common Stocks - 95.1%
Consumer Discretionary - 16.3%
Advance Auto Parts, Inc.*	59,450	$1,718,105
Autoliv, Inc.	61,600[2]	3,484,712
Bed Bath & Beyond, Inc.*	59,500[2]	1,973,615
Central European Media Enterprises Ltd., Class A*	24,800[2]	1,567,112
Lamar Advertising Co.*	57,700[2]	3,107,722
Marvel Entertainment, Inc.*	96,000[2]	1,920,000
Meredith Corp.	26,500[2]	1,312,810
Mohawk Industries, Inc.*	20,200[2]	1,421,070
NIL, Inc.*	110,300[2]	2,746,470
Pool Corp.	100,700	4,393,541
Tiffany & Co.	36,500[2]	1,205,230
Weight Watchers International, Inc.	48,700	1,991,343
Total Consumer Discretionary		26,841,730
Consumer Staples - 0.6%
Constellation Brands, Inc.*	43,000[2]	1,075,000
Energy - 6.4%
BJ Services Co.	65,200	2,429,351
Denbury Resources, Inc.*	66,600	2,109,222
GlobalSantaFe Corp.	44,400[2]	2,564,100
Range Resources Corp.	83,150[2]	2,260,849
TODCO Class A	27,900[2]	1,139,715
Total Energy		10,503,237
Financials - 16.7%
AMBAC Financial Group, Inc.	21,500	1,743,650
CapitalSource, Inc.	318,200[2]	7,464,972
CB Richard Ellis Group, Inc.*	73,100	1,820,190
Countrywide Financial Corp.	91,700	3,491,936
Endurance Specialty Holdings, Ltd.	59,500	1,904,000
Legg Mason, Inc.	22,900	2,279,008
Markel Corp.*	5,700[2]	1,977,900
Moody’s Corp.	22,000	1,198,120

The accompanying notes are an integral part of these financial statements.

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials (continued)
Nasdaq Stock Market, Inc.*	27,500	$822,250
Nuveen Investments, Inc.	47,300[2]	2,036,265
SEI Investments Co.	58,100	2,839,928
Total Financials		27,578,219
Healthcare - 19.8%
Cytyc Corp.*	88,800[2]	2,251,968
DaVita, Inc.*	182,200[2]	9,055,340
Edwards Lifesciences Corp.*	48,000[2]	2,180,640
Fisher Scientific International, Inc.*	44,100[2]	3,221,505
IMS Health, Inc.	102,500	2,752,125
Laboratory Corp. of America Holdings*	47,500	2,955,925
Lincare Holdings, Inc.*	83,800[2]	3,170,992
Shire Pharmaceuticals PLC	81,500[2]	3,604,745
Valeant Pharmaceuticals International	121,100[2]	2,049,012
VCA Antech, Inc.*	42,500	1,357,025
Total Health Care		32,599,277
Industrials - 9.0%
American Reprographics Co.*	60,300	2,185,875
Ametek, Inc.	31,500	1,492,470
ChoicePoint, Inc.*	65,200[2]	2,723,404
DRS Technologies, Inc.	43,000[2]	2,096,250
Dun & Bradstreet Corp.*	27,900	1,944,072
Empresa Brasileira de Aeronautica, S.A.	45,300[2]	1,652,091
Stericycle, Inc.*	24,400[2]	1,588,440
UTI Worldwide, Inc.	44,000	1,110,120
Total Industrials		14,792,722
Information Technology - 17.4%
Activision, Inc.*	109,200[2]	1,242,696
Adobe Systems, Inc.*	30,100	913,836
Affiliated Computer Services, Inc.*	28,700[2]	1,481,207
Alliance Data Systems Corp.*	90,300[2]	5,311,446
Amdocs, Ltd.*	121,200	4,435,920
ASML Holding N.V.*	53,800[2]	1,087,836

The accompanying notes are an integral part of these financial statements.

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology (continued)
Broadcom Corp., Class A*	24,750	$743,738
Citrix Systems, Inc.*	33,500	1,344,690
Comverse Technology, Inc.*	60,900[2]	1,203,993
Electronics for Imaging, Inc.*	70,900[2]	1,480,392
Intersil Corp., Class A	34,400	799,800
Microchip Technology, Inc.	56,600[2]	1,898,930
MICROS Systems, Inc.*	48,700	2,127,216
Roper Industries, Inc.	38,700[2]	1,809,225
Sandisk Corp.*	17,200	876,856
Xilinx, Inc.	84,500	1,913,925
Total Information Technology		28,671,706
Materials - 4.2%
Martin Marietta Materials, Inc.	38,200	3,481,930
Potash Corp of Saskatchewan	9,600[2]	825,312
Vulcan Materials Co.	33,300[2]	2,597,400
Total Materials		6,904,642
Telecommunication Services - 4.7%
American Tower Corp.*	176,300[2]	5,486,456
NeuStar, Inc., Class A*	70,500[2]	2,379,375
Total Telecommunication Services		7,865,831
Total Common Stocks (cost $152,897,103)		156,832,364
Other Investment Companies - 34.8%[1]
Bank of New York Institutional Cash Reserves Fund, 5.22%[3]	44,754,977	44,754,977
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.98%	12,585,436	12,585,436
Total Other Investment Companies (cost $57,340,413)		57,340,413
Total Investments - 129.9% (cost $210,237,516)		214,172,777
Other Assets, less Liabilities - (29.9)%		(49,325,763)
Net Assets- 100.0%		$164,847,014

The accompanying notes are an integral part of these financial statements.

TimesSquare Mid Cap Growth Fund

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Note: Based on the cost of investments of $210,237,516 for Federal income tax purposes at June 30, 2006, the aggregate gross unrealized appreciation and depreciation were $9,435,211 and $5,499,950, respectively, resulting in net unrealized appreciation of investments of $3,935,261.

*	Non-income-producing security.
[1]	Yield shown for an investment company represents the June 30, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares, amounting to a market value of $44,079,973, or 26.7% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Assets and Liabilities

June 30, 2006 (unaudited)

	TimesSquare Small Cap Growth Fund	TimesSquare Mid Cap Growth Fund
Assets:
Investments at value (including securities on loan valued at $148,983,880 and $44,079,973, respectively)	$755,603,466	$214,172,777
Cash	563,763	14,488
Receivable for investments sold	3,614,323	1,580,538
Receivable for Fund shares sold	6,551	2,031
Dividends and other receivables	353,047	70,842
Prepaid expenses	31,062	41,857

Total assets	760,172,212	215,882,533

Liabilities:
Payable upon return of securities loaned	151,803,909	44,754,977
Payable for investments purchased	2,903,085	6,073,222
Accrued expenses:
Investment advisory and management fees	479,935	129,242
Other	133,556	78,078

Total liabilities	155,320,485	51,035,519

Net Assets	$604,851,727	$164,847,014

Institutional Class Shares:
Net Assets	$428,743,921	$96,297,881
Shares outstanding	32,319,421	8,244,630

Net asset value, offering and redemption price per share	$13.27	$11.68

Premier Class Shares:
Net Assets	$176,107,806	$68,549,133
Shares outstanding	13,364,654	5,878,176

Net asset value, offering and redemption price per share	$13.18	$11.66

Net Assets Represent:
Paid-in capital	$442,666,295	$158,205,463
Net investment loss	(1,074,846)	(3,276)
Accumulated net realized gain from investments	63,693,748	2,709,566
Net unrealized appreciation of investments	99,566,530	3,935,261

Net Assets	$604,851,727	$164,847,014

Investments at cost	$656,036,936	$210,237,516

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Operations

For the six months ended June 30, 2006 (unaudited)

	TimesSquare Small Cap Growth Fund	TimesSquare Mid Cap Growth Fund
Investment Income:
Dividend income	$2,089,500	$708,201
Foreign withholding tax	—	(725)
Securities lending fees	113,968	10,702

Total investment income	2,203,468	718,178

Expenses:
Investment advisory and management fees	3,109,625	619,282
Shareholder servicing fees - Premier Class	60,030	18,681
Custodian	60,678	34,835
Professional fees	37,528	11,183
Transfer agent	35,721	4,869
Trustees fees and expenses	18,342	3,637
Registration fees	13,229	19,173
Reports to shareholders	6,756	804
Miscellaneous	4,083	818

Total expenses before expense offsets	3,345,992	713,282

Less: Expense (reimbursement) recoupment	(19,453)	42,377
Expense reductions	(48,225)	(25,017)

Net expenses	3,278,314	730,642

Net investment loss	(1,074,846)	(12,464)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	62,174,381	2,148,726
Net unrealized appreciation (depreciation) of investments	(1,249,124)	697,620

Net realized and unrealized gain	60,925,257	2,846,346

Net Increase in Net Assets Resulting from Operations	$59,850,411	$2,833,882

The accompanying notes are an integral part of these financial statements.

TimesSquare Small Cap Growth Fund

Statement of Changes in Net Assets

	For the six months ended June 30, 2006	For the year ended December 31, 2005
	(unaudited)
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(1,074,846)	$(2,202,716)
Net realized gain on investments	62,174,381	59,147,062
Net unrealized appreciation (depreciation) of investments	(1,249,124)	12,703,217

Net increase in net assets resulting from operations	59,850,411	69,647,563

Distributions to Shareholders:
From net realized capital gains:
Institutional Class Shares	—	(37,184,520)
Premier Class Shares	—	(22,758,548)
Retail Class Shares*	—	(336,805)

Total distributions to shareholders	—	(60,279,873)

From Capital Share Transactions:
Proceeds from sale of shares	83,307,286	122,495,484
Reinvestment of dividends and distributions	—	59,989,757
Cost of shares repurchased	(125,199,391)	(131,099,411)

Net increase (decrease) from capital share transactions	(41,892,105)	51,385,830

Total increase in net assets	17,958,306	60,753,520

Net Assets:
Beginning of period	586,893,421	526,139,901

End of period	$604,851,727	$586,893,421

End of period undistributed net investment loss	$(1,074,846)	—

*	Retail Class shares were merged into the Premier Class shares at the close of business on April 8, 2005.

The accompanying notes are an integral part of these financial statements.

TimesSquare Mid Cap Growth Fund

Statement of Changes in Net Assets

	For the six months ended June 30, 2006 (unaudited)	For the year ended December 31, 2005*
Increase (Decrease) in Net Assets From Operations:
Net investment income	$(12,464)	$146,174
Net realized gain on investments	2,148,726	857,644
Net unrealized appreciation of investments	697,620	3,237,641

Net increase in net assets resulting from operations	2,833,882	4,241,459

Distributions to Shareholders:
From net investment income:
Institutional Class Shares	—	(115,329)
Premier Class Shares	—	(21,657)
From net realized capital gains:
Institutional Class Shares	—	(249,880)
Premier Class Shares	—	(46,924)

Total distributions to shareholders	—	(433,790)

From Capital Share Transactions:
Proceeds from sale of shares	88,377,430	81,691,315
Reinvestment of dividends and distributions		416,160
Cost of shares repurchased	(11,076,049)	(1,203,393)

Net increase from capital share transactions	77,301,381	80,904,082

Total increase in net assets	80,135,263	84,711,751

Net Assets:
Beginning of period	84,711,751	—

End of period	$164,847,014	$84,711,751

End of period undistributed/(overdistributed) net investment income	$(3,276)	$9,188

*	Commencement of operations was March 4, 2005.

The accompanying notes are an integral part of these financial statements.

TimesSquare Small Cap Growth Fund - Institutional Class

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2006 (unaudited)	For the year ended December 31,
		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.08	$11.88	$11.06	$8.16	$10.00	$11.00

Income from Investment Operations:
Net investment loss	(0.02)	(0.05)[3]	(0.08)[3]	(0.09)[3]	(0.07)[3]	(0.06)
Net realized and unrealized gain (loss) on investments	1.21	1.60	1.30	3.15	(1.77)	(0.94)

Total from investment operations	1.19	1.55	1.22	3.06	(1.84)	(1.00)

Less Distributions to Shareholders from:
Net investment income	—	—	(0.07)	(0.13)	—	—
Net realized gain on investments	—	(1.35)	(0.33)	(0.03)	—	—

Total distribution to shareholders	—	(1.35)	(0.40)	(0.16)	—	—

Net Asset Value End of Period	$13.27	$12.08	$11.88	$11.06	$8.16	$10.00

Total Return[1]	9.85%[4]	13.44%	11.05%	37.48%	(18.40)%	(9.09)%

Ratio of net operating expenses to average net assets[1]	1.04%[5]	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment loss to average net assets[1]	(0.33)%[5]	(0.38)%	(0.79)%	(0.86)%	(0.85)%	(0.66)%
Portfolio turnover	31%[4]	76%	70%	61%	57%	160%
Net assets at end of period (000’s omitted)	$428,744	$445,485	$410,171	$324,742	$51,762	$9,441

Ratios absent expense offsets[2]:
Ratio of total expenses to average net assets	1.06%[5]	1.09%	1.09%	1.12%	1.45%	1.75%
Ratio of net investment loss to average net assets	(0.35)%[5]	(0.04)%	(0.83)%	(0.93)%	(1.25)%	(1.36)%

[1]	Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced. (See Note 1c to Notes to Financial Statements).
[2]	Ratio information assuming no reduction of Fund expenses.
[3]	Per share numbers have been calculated using average shares.
[4]	Not annualized.
[5]	Annualized.

TimesSquare Small Cap Growth Fund - Premier Class

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2006 (unaudited)	For the year ended December 31,
		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$12.00	$11.83	$11.02	$8.12	$9.97	$10.98

Income from Investment Operations:
Net investment loss	(0.02)	(0.06)[3]	(0.10)[3]	(0.11)[3]	(0.09)[3]	(0.08)
Net realized and unrealized gain (loss) on investments	1.20	1.58	1.29	3.16	(1.76)	(0.93)

Total from investment operations	1.18	1.52	1.19	3.05	(1.85)	(1.01)

Less Distributions to Shareholders from:
Net investment income	—	—	(0.05)	(0.12)	—	—
Net realized gain on investments	—	(1.35)	(0.33)	(0.03)	—	—

Total distribution to shareholders	—	(1.35)	(0.38)	(0.15)	—	—

Net Asset Value End of Period	$13.18	$12.00	$11.83	$11.02	$8.12	$9.97

Total Return[1]	9.83%[4]	13.24%	10.80%	37.53%	(18.56)%	(9.20)%

Ratio of net operating expenses to average net assets[1]	1.11%[5]	1.21%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets[1]	(0.33)%[5]	(0.51)%	(0.99)%	(1.06)%	(1.06)%	(0.87)%
Portfolio turnover	31%[4]	76%	70%	61%	57%	160%
Net assets at end of period (000’s omitted)	$176,108	$141,409	$103,589	$67,375	$5,482	$6,370

Ratios absent expense offsets[2]:
Ratio of total expenses to average net assets	1.13%[5]	1.25%	1.29%	1.32%	1.65%	1.95%
Ratio of net investment loss to average net assets	(0.42)%[5]	(0.04)%	(1.03)%	(1.13)%	(1.46)%	(1.57)%

[1]	Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced. (See Note 1c to Notes to Financial Statements).
[2]	Ratio information assuming no reduction of Fund expenses.
[3]	Per share numbers have been calculated using average shares.
[4]	Not annualized.
[5]	Annualized.

TimesSquare Mid Cap Growth Fund - Institutional Class

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2006 (unaudited)	For the fiscal period ended December 31, 2005*
Net Asset Value, Beginning of Period	$11.06	$10.00

Income from Investment Operations:
Net investment income	(0.00)#	0.02
Net realized and unrealized gain on investments	0.62	1.10

Total from investment operations	0.62	1.12

Less Distributions to Shareholders from:
Net investment income	—	(0.02)
Net realized gain on investments	—	(0.04)

Total distribution to shareholders	—	(0.06)

Net Asset Value End of Period	$11.68	$11.06

Total Return[1]	5.61%[2]	11.17%[2]

Ratio of net expenses to average net assets[1]	1.15%[3]	1.18%[3]
Ratio of net investment income (loss) to average net assets[1]	(0.04)%[3]	0.70%[3]
Portfolio turnover	31%[2]	48%[2]
Net assets at end of period (000’s omitted)	$96,298	$71,284

Ratios absent expense offsets[4];
Ratio of total expenses to average net assets	1.19%[3]	1.38%[3]
Ratio of net investment income (loss) to average net assets	(0.01)%[3]	0.50%[3]

*	Commencement of operations was on March 4, 2005.
#	Rounds to less than (0.01) per share.
[1]	Total return and net investment income would have been lower had certain expenses not been reduced. (See Note 1c to Notes to Financial Statements)
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio information assuming no reduction of Fund expenses.

TimesSquare Mid Cap Growth Fund - Premier Class

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2006 (unaudited)	For the fiscal period ended December 31, 2005*
Net Asset Value, Beginning of Period	$11.03	$10.00

Income from Investment Operations:
Net investment income	0.00 #	0.01
Net realized and unrealized gain on investments	0.63	1.08

Total from investment operations	0.63	1.09

Less Distributions to Shareholders from:
Net investment income	—	(0.02)
Net realized gain on investments	—	(0.04)

Total distribution to shareholders	—	(0.06)

Net Asset Value End of Period	$11.66	$11.03

Total Return[1]	5.71%[2]	10.87%[2]

Ratio of net expenses to average net assets[1]	1.24%[3]	1.34%[3]
Ratio of net investment income to average net assets[1]	0.01%[3]	0.28%[3]
Portfolio turnover	31%[2]	48%[2]
Net assets at end of period (000’s omitted)	$68,549	$13,428

Ratios absent expense offsets[4];
Ratio of total expenses to average net assets	1.29%[3]	1.77%[3]
Ratio of net investment income (loss) to average net assets	0.04%[3]	(0.15)%[3]

*	Commencement of operations was on March 4, 2005.
#	Rounds to less than 0.01 per share.
[1]	Total return and net investment income would have been lower had certain expenses not been reduced. (See Note 1c to Notes to Financial Statements)
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio information assuming no reduction of Fund expenses.

Managers AMG Funds

Notes to Financial Statements

June 30, 2006 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds: TimesSquare Small Cap Growth Fund (“Small Cap”), formerly Small Cap Growth/TimesSquare Fund, a series of CIGNA Funds Group (“CIGNA”), and TimesSquare Mid Cap Growth Fund (“Mid Cap”), collectively the “Funds.” The former Fund will be referred to herein as “the former Small Cap Fund.”

At the close of business on April 8, 2005, the former Small Cap Fund was re-organized from a series of the CIGNA Funds Group into the Managers AMG TimesSquare Small Cap Growth Fund, a series of the Managers AMG Funds.

The Funds offer both Institutional and Premier Class shares. Institutional shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a higher minimum initial investment than Premier shares. Premier shares are offered to all other investors. Each class represents interest in the same assets of the Funds and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund. Under certain circumstances, the value of the Fund’s investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a

Managers AMG Funds

Notes to Financial Statements (continued)

significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedures. The Manager monitors intervening events that may affect the value of securities held in the Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Additional expenses to the Premier Class shares include payments to third parties who maintain omnibus accounts, these payments to third parties represent shareholder recordkeeping services and are expected to not exceed 0.20% of each Fund’s Premier Class average daily net assets. The actual expense for the period ended June 30, 2006 was 0.07% for Small Cap – Premier Class and 0.10% for Mid Cap – Premier Class. (Prior to April 8, 2005, the former Small Cap Fund - Premier Class Shares incurred similar payments for shareholder recordkeeping services.)

Managers AMG Funds

Notes to Financial Statements (continued)

The Funds may have certain portfolio trades directed to a brokerage firm, under a brokerage recapture program, which paid a portion of the Funds’ expenses. For the six months ended June 30, 2006, under these arrangements the Funds’ expenses were reduced and the impact on the annualized expense ratios were as follows: Small Cap - $46,822 or 0.02% and Mid Cap - $24,984 or 0.04%. (Prior to April 8, 2005, the former Small Cap Fund did not participate in a brokerage recapture program.)

Each of the Funds has a “balance credit” agreement with The Bank of New York (“BNY”) whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce the custody expense that would otherwise be charged to each Fund. (Prior to April 8, 2005, the former Small Cap Fund participated in a similar program offered by State Street Bank.) For the year six months ended June 30, 2006, the custodian expense was not reduced.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f.	Capital Loss Carryovers

As of June 30, 2006, the Funds have no accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value, for each Fund. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Managers AMG Funds

Notes to Financial Statements (continued)

At June 30, 2006, certain shareholders and omnibus shareholder accounts individually held greater than 10% of the outstanding shares of the Funds as follows: Small Cap Institutional Class – 1 owns 14%; Small Cap Premier Class – 4 collectively own 87%; Mid Cap Institutional Class – 1 owns 22% and Mid Cap Premier Class – 3 collectively own 66%. Transactions by these shareholders may have a material impact on their respective Fund. Capital share transactions for each class of shares were as follows:

	2006		2005*
	Shares	Amount	Shares	Amount
Small Cap Growth Fund
Institutional Shares:
Proceeds from sale of shares	2,870,801	$37,850,665	5,769,211	$69,168,350
Reinvestments of dividends and distributions	—	—	3,840,744	45,671,361
Cost of shares repurchased	(7,433,208)	(100,825,361)	(7,247,845)	(87,731,186)

Net Increase - Institutional Shares	(4,562,407)	($62,974,696)	2,362,110	$27,108,525

Premier Shares:
Proceeds from sale of shares	3,445,520	$45,456,621	4,388,406	$53,039,147
Reinvestments of dividends and distributions	—	—	1,179,194	13,981,591
Cost of shares repurchased	(1,864,378)	(24,374,030)	(3,564,602)	(42,485,859)
Merger of Retail Shares into Premier Shares	—	—	1,023,901	9,859,924

Net Increase - Premier Shares	1,581,142	$21,082,591	3,026,899	$34,394,803

Retail Shares:**
Proceeds from sale of shares	n/a	n/a	25,148	$287,987
Reinvestments of dividends and distributions	n/a	n/a	30,180	336,805
Cost of shares repurchased	n/a	n/a	(77,226)	(882,366)
Merger of Retail Shares into Premier Shares	n/a	n/a	(1,032,032)	(9,859,924)

Net Increase (Decrease) - Retail Shares	n/a	n/a	(1,053,930)	($10,117,498)

Mid Cap Growth Fund
Institutional Shares:
Proceeds from sale of shares	2,272,486	$26,841,049	6,479,530	$68,521,968
Reinvestments of dividends and distributions	—	—	32,032	354,596
Cost of shares repurchased	(474,381)	(5,511,461)	(65,037)	(694,793)

Net Increase - Institutional Shares	1,798,105	$21,329,588	6,446,525	$68,181,771

Premier Shares:
Proceeds from sale of shares	5,140,903	$61,536,381	1,259,392	$13,169,347
Reinvestments of dividends and distributions	—	—	5,571	61,564
Cost of shares repurchased	(479,652)	(5,564,588)	(48,038)	(508,600)

Net Increase - Premier Shares	4,661,251	$55,971,793	1,216,925	$12,722,311

*	Mid Cap Growth Fund commenced operations on March 4, 2005.
**	Retail Class shares were merged into the Premier Class shares at the close of business on April 8, 2005.

Managers AMG Funds

Notes to Financial Statements (continued)

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds’ investment portfolios are managed by TimesSquare Capital Management, LLC (“TimesSquare”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and TimesSquare with respect to each of the Funds. AMG indirectly owns a majority interest in TimesSquare. The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (“NASD”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

The Funds are obligated by the Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 1.00% of the average daily net assets of each Fund. The Investment Manager, in turn, pays TimesSquare 1.00% of the average daily net assets of the Funds for its services as subadvisor. Under the Investment Management Agreements with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and TimesSquare, TimesSquare reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds. Prior to April 8, 2005, the former Small Cap Fund had a similar Investment Management Agreement with CIGNA.

The Investment Manager has voluntarily agreed, through May 1, 2007, to reimburse expenses to the extent total operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Funds exceed the following percentages of each Fund’s average daily net assets: Small Cap Institutional Class - 1.05%, Small Cap Premier Class - 1.25%, Mid Cap Institutional Class - 1.19% and Mid Cap Premier Class - 1.39%. The Funds are obligated to repay the Investment Manager such amounts reimbursed in future years provided that the repayment occurs within three (3) years after the reimbursement and that such repayment would not cause each Fund’s operating expenses (excluding brokerage, interest, taxes, and extraordinary expenses) in any such future year to exceed the above stated percentages, based on each Fund’s average daily net assets. In addition to any reimbursement agreed to by the Investment Manager, TimesSquare from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. Prior to April 8, 2005, the former Small Cap Fund had a similar waiver/reimbursement agreement with CIGNA. For the period ended June 30, 2006, Mid Cap Fund made repayments to the Investment Manager in the amount of $42,377. At June 30, 2006, the cumulative amounts of unreimbursed expenses for Small Cap and Mid Cap were $105,352 and

Managers AMG Funds

Notes to Financial Statements (continued)

$17,251, respectively. (Effective with the reorganization, the former Small Cap Fund’s reimbursement available for repayment prior to April 8, 2005 was forfeited by the former investment manager, CIGNA.)

Prior to July 1, 2005, the aggregate annual retainer paid to each Independent Trustee was $52,000, plus $2,000 for each meeting attended. Effective July 1, 2005 the aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Investment Manager (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year. (Prior to July 1, 2005, the Independent Chairman was paid an additional $5,000 per year). Effective July 1, 2005 the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” paid by Small Cap and Mid Cap for the six months ended June 30, 2006 were $18,342 and $3,637, respectively. These amounts represent each Fund’s allocated portion of the total fees and expenses paid by the Fund and the Managers Funds since April 8, 2005. (Prior to April 8, 2005, the former Small Cap Fund paid fees from January 1, 2005 through April 7, 2005 in the amount of $7,170 to the Trustees of CIGNA Group Funds.)

From January 1 through April 8, 2005 the Fund had a Distribution Plan pursuant to Rule 12b-l under the Investment Company Act of 1940 requiring the payment of a fee at an annual rate of 0.25% of the average daily net assets of the Retail Class shares to Prudential Retirement Brokerage Services (formerly CIGNA Financial Services, Inc.) the Fund’s former distributor. For this period the Retail Class shares paid $7,853. Effective at the close of business on April 8, 2005 the Retail Class shares merged into the Premier Class shares and the Distribution Plan was terminated.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2006, for Small Cap were $186,380,874 and $224,727,963, and for Mid Cap were $109,889,716 and $36,743,710, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

4.	Portfolio Securities Loaned

Each Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNY, as a fee for its services under the program, and the Fund, according to agreed-upon rates. (Prior to April 8, 2005, the former Small Cap Fund did not participate in a securities lending program.)

Managers AMG Funds

Notes to Financial Statements (continued)

5.	Commitments and contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote. The Financial Accounting Standards Board (“FASB”) has recently issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109 (the “Interpretation”), which applies to all registered investment companies and clarifies the accounting for uncertain tax positions. The Interpretation is effective for financial statements for fiscal years beginning after December 15, 2006. Management has not yet completed their analysis of the Interpretation, and is not currently in a position to estimate the significance, if any, that the impact of adoption will have on the financial statements.

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 2, 2006, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds and the Subadvisory Agreement with the Subadvisor with respect to the TimesSquare Mid Cap Growth Fund and the TimesSquare Small Cap Growth Fund (each, a “Fund”). The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. The Trustees also took into account performance, fee and expense information regarding each Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (b) the Investment Manager’s ability to supervise the Fund’s other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to implement an expense limitation for each Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth

Annual Renewal of Investment Advisory Agreements (continued)

in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Performance. With respect to the TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year period ended March 31, 2006 was above the median performance for the Peer Group and the performance of the Fund Benchmark, which is the Russell MidCap Growth Index. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to the TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2006 was above the median performance for the Peer Group and above, below and above, respectively, the performance of the Fund Benchmark, which is the Russell 2000 Growth Index. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered the Funds’ performance during relevant time periods as compared to the Funds’ relevant Peer Group and noted that the Board reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Subadvisor.

Advisory and Subadvisory Fees and Profitability. In considering the reasonableness of the advisory fee payable to the Investment Manager and the Subadvisory fee payable by the Investment Manager to the Subadvisor with respect to each Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a Subadvisory fee that is equal to the advisory fee that it receives from the Fund. The Trustees also noted the current asset level of each Funds and the impact on profitability of any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Funds, the Trustees noted the current asset level of the Funds and the undertaking by the Investment Manager to maintain expense limitations for the Funds. On this basis, the Trustees concluded that the profitability to the Investment Manager, if any, is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the fees for the Funds at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

Annual Renewal of Investment Advisory Agreements (continued)

In considering the cost of services to be provided by the Subadvisor under the Subadvisory Agreement for each Fund and the profitability to the Subadvisor of its relationship with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for each Fund. On this basis, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the fees for either Fund at this time.

With respect to the TimesSquare Mid Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were lower and higher than the average, respectively, for the Fund’s Peer Group. The Trustees also noted that the Investment Manager has contractually agreed through May 1, 2007 to limit the Fund’s net annual operating expenses to 1.19% (Institutional Class shares). The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the Investment Manager’s undertaking to limit the total expenses of the Fund and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

With respect to the TimesSquare Small Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2006 were lower than the average for the Fund’s Peer Group. The Trustees also noted that the Investment Manager has contractually agreed through May 1, 2007 to limit the Fund’s net annual operating expenses to 1.05% (Institutional Class shares). The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the Investment Manager’s undertaking to limit the total expenses of the Fund and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreements and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management and Subadvisory Agreements would be in the interests of the Funds and its shareholders. Accordingly, on June 2, 2006 the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for each Fund.

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

TimesSquare Capital Management, LLC

1177 Avenue of the Americas, 39th Floor

New York, NY 10036

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

Peter M. Lehovitz

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS

CAPITAL APPRECIATION

Essex Investment Management Co., LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Alliance Bernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

INTERNATIONAL GROWTH

Wellington Management Company, LLP

MICRO-CAP

Kern Capital Management LLC

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RORER LARGE-CAP

Rorer Asset Management, LLC

SMALL CAP

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

20

Oak Associates, Ltd.

MANAGERS BALANCED FUNDS

BALANCED

Chicago Equity Partners, LLC

Loomis, Sayles & Company L.P.

GLOBAL

333 Global Advisers*

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

Loomis, Sayles & Company L.P.

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Company, LLC

FIXED INCOME

Loomis, Sayles & Company L.P.

GLOBAL BOND

Loomis, Sayles & Company L.P.

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION

GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET (MANAGERS)

JPMorgan Investment Advisors Inc.

MONEY MARKET (FREMONT)

333 Global Advisers*

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

*	A division of Managers Investment Group LLC

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS

Not applicable.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11. CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	September 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	September 7, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	September 7, 2006